Note 24	6 Months Ended
Jun. 30, 2021
Post Employment And Other Employee Benefit Commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Pension and other post-employment commitments
The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members, both active service and in retirees.
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2021	June 2020
Interest income and expense		22	24
Personnel expense		64	66
Defined contribution plan expense	39.1	37	40
Defined benefit plan expense	39.1	27	26
Provisions, net	41	90	145
Total: expense (income)		177	236